Commitments and contingencies (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 02, 2021 CNY (¥)	Sep. 02, 2021 USD ($)
Commitments and contingencies (Details) [Line Items]
Contract and seeking damages			¥ 364,000		$ 57,000
Applicable fees | $		$ 49,000
Loss possibility related to damages, percentage			50.00%	50.00%
Shenzhen Yiyun [Member]
Commitments and contingencies (Details) [Line Items]
Applicable fees | ¥	¥ 313,000
Granted amount						¥ 442,560	$ 69,414
Shenzhen Kuxuanyou [Member]
Commitments and contingencies (Details) [Line Items]
Contract and seeking damages			¥ 673,537		$ 105,641
Penalty			¥ 322,939	$ 50,652